Investment in equity securities, Summary (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Investment in Equity Securities [Abstract]
Investment in equity securities with readily determinable fair values	$ 446,766	$ 0
Investment in equity securities without readily determinable fair values	$ 2,537,179	$ 0